Cash and cash equivalents (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Total cash and cash equivalents	₽ 47,462	₽ 33,033	₽ 47,382	₽ 42,101
Gross carrying amount
Cash and cash equivalents
Correspondent accounts with Central Bank of Russia (CBR)	3,025	3,719
Cash with banks and on hand	9,833	5,249
Short-term CBR deposits	27,100	14,200
Other short-term bank deposits	7,507	9,867
Expected credit loss allowance / Impairment
Cash and cash equivalents
Total cash and cash equivalents	₽ (3)	₽ (2)